SEGMENTED INFORMATION	12 Months Ended
Nov. 30, 2023
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION [Text Block]

18. SEGMENTED INFORMATION

Following the loss of control of subsidiaries (Note 3) during the year ended November 30, 2023, the Company operates in one business segment, focusing on drone management and automation services as described in Note 1.

Reportable segments are defined as components of an enterprise about which discrete financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance.